Note 15 - Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes
Note 15 - Subsequent Events

NOTE 15–SUBSEQUENT EVENTS

In accordance with ASC 855-10, Subsequent Events¸ we have analyzed our operations subsequent to September 30, 2016, through the date the financial statements were available to be issued and have determined that we do not have any material subsequent events to disclose in these financial statements other than the following.

On October 17, 2016, we completed a recapitalization of our company, consisting of a 20-to-one reverse split and an increase of authorized capitalization to 2,000,000,000 shares of common stock and 5,000,000 shares of preferred stock, par value $0.001. This recapitalization triggered the automatic conversion of the 1,515,000 shares of Series A Preferred Stock to 75,750 shares of common stock.

Our amended and restated articles of incorporation authorize us to issue 2,500,000,000 shares of capital stock, consisting of 2,000,000,000 shares of common stock, par value $0.001, and 5,000,000 shares of preferred stock, par value $0.001.

On November 1, 2016, we issued 50,000 shares of our common stock to Patrick G. Burke pursuant to a consulting agreement to engage his services as our chief operating officer. The consulting agreement also provides for the issuance of 50,000 shares on January 1, 2017, and 50,000 shares on March 1, 2017.

On November 4, 2016, pursuant to a note purchase and assignment agreement dated October 31, 2016, B44 LLC agreed to assign its two promissory notes ($50,000 issued on September 6, 2015 and $75,000 issued on January 13, 2016) to an unaffiliated accredited investor. Under the note purchase and assignment agreement, the accredited investor paid $25,000 to B44 and has the option to purchase B44's remaining interest in the notes in four additional tranches of $25,000 each in its sole discretion. As part of this transaction, we issued a replacement convertible promissory note to the accredited investor that provides for interest at 2% per annum and conversion of any amounts funded by the replacement note into shares of CannaSys common stock in accordance with its terms. The principal sum and related interest due to the holder shall be prorated based on the number of tranches actually acquired by the holder from B44.

On November 4, 2016, an accredited investor funded $25,000, the first tranche of an 8% Convertible Promissory Note up to $137,500 under the Securities Purchase Agreement with an accredited investor. We received $23,000, less $2,000 retained by the accredited investor for its legal fees and expenses. The Securities Purchase Agreement and Convertible Promissory Note provide for funding up to $137,500, in tranches of $25,000 each, with additional tranches in the sole discretion of the accredited investor, resulting in funding up to $125,000 with total original issue discounts of $12,500 pro rated per tranche under the note. The outstanding amounts funded under the convertible note are convertible into shares of our common stock in accordance with its terms.

Subsequent to September 30, 2016, we issued shares of common stock in conversion of principal on our outstanding convertible notes as follows:

				Amount Converted
Date	Note Holder	Price	Shares Issued	Principal	Interest

10/07/2016	Kodiak Capital Group LLC	$0.007	163,044	$ 222.82
10/17/2016	Auctus Fund LLC	0.000	166,039	2,374.35
10/17/2016	Black Forest Capital, LLC	0.013	174,000	2,262.00
10/18/2016	EMA Financial LLC	0.005	179,800	934.60
10/20/2016	Black Forest Capital, LLC	0.013	190,770	2,480.00
10/21/2016	Black Forest Capital, LLC	0.013	210,000	2,730.00
10/20/2016	Auctus Fund LLC	0.014	174,170	2,490.63
10/21/2016	EMA Financial LLC	0.005	216,450	1,125.54
10/19/2016	Microcap Equity Group LLC	0.013	174,153	2,264.00
10/20/2016	Colonial Stock Transfer	0.012	205,128	2,400.00
10/24/2016	Black Forest Capital, LLC	0.013	239,000	3,107.00
10/24/2016	Microcap Equity Group LLC	0.013	239,230	3,110.00
10/24/2016	Auctus Fund LLC	0.010	239,600	2,491.84
10/25/2016	Black Forest Capital, LLC	0.013	259,000	3,367.00
10/26/2016	Microcap Equity Group LLC	0.013	260,153	3,382.00
10/26/2016	Adar Bays LLC	0.020	250,000	5,000.00
10/26/2016	Auctus Fund LLC	0.010	284,100	2,954.64
10/26/2016	EMA Financial LLC	0.005	293,300	1,525.16
10/27/2016	Microcap Equity Group LLC	0.013	260,153	3,382.00
10/28/2016	Black Forest Capital, LLC	0.013	311,285	4,000.00
10/28/2016	Adar Bays LLC	0.012	342,412	4,150.00
10/28/2016	Microcap Equity Group LLC	0.012	373,913	4,300.00
10/31/2016	Kodiak Capital Group LLC	0.000	171,000	1,453.50
10/31/2016	EMA Financial LLC	0.005	429,213	1,974.38
10/31/2016	Auctus Fund LLC	0.009	374,500	3,445.40
10/31/2016	Adar Bays LLC	0.011	373,913	4,050.00
10/31/2016	Microcap Equity Group LLC	0.012	414,956	4,772.00
10/31/2016	Kodiak Capital Group LLC	0.000	824,694	309.26
11/1/2016	Adar Bays LLC	0.011	469,565	5,150.00
11/2/2016	Black Forest Capital, LLC	0.011	370,000	3,977.50
11/2/2016	EMA Financial LLC	0.004	530,500	2,153.83
11/2/2016	Microcap Equity Group LLC	0.010	512,315	5,200.00
11/2/2016	Adar Bays LLC	0.010	465,116	4,750.00
11/3/2016	Auctus Fund LLC	0.008	374,500	3,040.94
11/3/2016	Adar Bays LLC	0.005	462,264	2,200.00
11/3/2016	Microcap Equity Group LLC	0.000	497,767	(1)
11/4/2016	Tangiers Investment Group, LLC	0.005	1,381,761	6,591.00
11/4/2016	Adar Bays LLC	0.003	664,528	1,750.00
11/4/2016	Black Forest Capital, LLC	0.003	690,000	2,090.33	$1,566.77
11/7/2016	Adar Bays LLC	0.005	513,585	2,472.00	-
11/8/2016	Auctus Fund LLC	0.005	867,000	3,960.91	61.97
11/8/2016	EMA Financial LLC	0.002	895,500	1,898.46	-
11/8/2106	Black Forest Capital, LLC	0.005	301,436	1,593.77	3.84
			16,789,813	$122,886.86	$1,632.58

_______________

(1) Additional shares issued for adjustment to prior conversion price.

NOTE 15 – SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10, Subsequent Events¸ we have analyzed our operations subsequent to December 31, 2015, through the date the financial statements were available to be issued, and have determined that we do not have any material subsequent events to disclose in these financial statements other than the following.

On February 8, 2016, we granted 1,250 shares of common stock in consideration for accounting services rendered.

Subsequent to December 31, 2015, we granted to Viridian Capital Advisors, LLC warrants to purchase 12,500 shares of common stock for consideration of consulting services provided.

On January 13, 2016, we executed a promissory note for $75,000 with B44, LLC. The note is unsecured, accrues interest at 1% per annum, and is due and payable on June 30, 2016. In connection with the execution of the promissory note, we also issued warrants to purchase 11,250 shares of our common stock.

On January 14, 2016, we converted an account payable to Colonial Stock Transfer Company, Inc., in the amount of $6,605 into a convertible promissory note. The convertible note is unsecured, accrues interest at 10% per annum, and is due and payable on January 14, 2017. The outstanding amount due on the note is immediately convertible into restricted shares of our common stock, at Colonial's sole discretion, at a conversion price equal to 55% of the lowest trade price for the common stock during the 25 consecutive trading days immediately preceding the conversion date.

On January 14, 2016, we granted 2,500 shares of common stock to Convurge, LLC, the successor-in-interest to Loyl.Me LLC, in connection with an amendment to the license agreement.

On January 24, 2016, pursuant to the terms of a consulting agreement, we issued a warrant to purchase 5,000 shares of our common stock to Consigliere Inc. The warrant is fully vested with an exercise price of $4.60 per share and expires January 23, 2017.

On January 21, 2016, we issued to KiwiTech, LLC, a warrant to purchase 312,500 shares of common stock at the exercise price of $8.00 per share, with an expiration date of December 31, 2025.

On March 18, 2016, we entered into a Securities Purchase Agreement ("SPA") with Kodiak Capital Group, LLC, and executed two 12% Convertible Redeemable Promissory Notes, each in the principal amount of $50,000. On March 18, 2016, Kodiak funded the first note for $35,000, less $15,000 in due diligence costs and attorney fees, which was retained by Kodiak. Under the terms of the SPA and the second note, the second note is initially paid for by Kodiak's issuance to us of an offsetting secured note for $50,000 (the "Buyer Note"). The terms of the second note do not become effective until Kodiak funds the Buyer Note, which funding is in our sole discretion. The first note and the second note (when funded by the offsetting Buyer Note) accrue interest at the rate of 12% per annum and mature on March 18, 2017   . The outstanding amounts due under the notes are immediately convertible into restricted shares of our common stock after 180 days from the issue date, at Kodiak's sole discretion, at 50% of the lowest closing bid price for the common stock during the 30 consecutive trading days immediately preceding the conversion date, with some exceptions.

On March 31, 2016, we, LuvBuds, LLC ("LuvBuds"), Brett Harris ("Harris"), and Tag Distributing LLC, doing business as Consigliere Inc. ("Consigliere"), entered into an Agreement of Termination, Compromise, Settlement and Mutual Release of Claims to resolve, compromise, settle, and dispose of and any and all disputes and claims that exist or may exist among them. The agreement, among other things: (1) terminates the Asset Purchase Agreement of December 17, 2015, among us, LuvBuds, and Harris; (2) terminates the Consulting Agreement of January, 24, 2016, between us and Consigliere; (3) confirms retention by Harris of the stock grant for 15,000 shares of our common stock; (4) confirms retention by Harris of the warrant to purchase 5,000 shares of our common stock; (5) assigns the 70% membership interest in LuvBuds from us to Harris, with Harris assuming the obligations and duties related thereto; and (6) assigns the acquired assets in LuvBuds from us to Harris. Due to termination of the agreement, there was no financial impact during the year December 31, 2015.